Disaggregation of Revenue	3 Months Ended	12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024
Grafiti Holding Inc [Member]
Disaggregation of Revenue [Line Items]
Disaggregation of Revenue

Note 4 - Disaggregation of Revenue

Disaggregation of Revenue

The Company recognizes revenue when control of the promised products or services is transferred to its customers, in an amount that reflects the consideration the Company expects to be entitled to in exchange for those products or services. The Company derives revenue from software sales. The Company’s revenue from contracts with customers are mainly sourced from the United Kingdom, Switzerland, France, and Italy.

Revenues consisted of the following:

	For the Three Months Ended September 30,
	2024 (Unaudited)	2023 (Unaudited)

Recurring revenue	$61,202	$49,826
Non-recurring revenue	40,767	48,082
	$101,969	$97,908

	For the Three Months Ended September 30,
	2024 (Unaudited)	2023 (Unaudited)

Revenue recognized at a point in time (1)	$40,767	$48,082
Revenue recognized over time (2)	61,202	49,826
Total	$101,969	$97,908

(1)	Software’s performance obligation is satisfied at a point in time when access to the software is provided to the customer.

(2)	Performance obligation from right to access software sales is satisfied evenly over the service period using a time-based measure because the Company is providing continuous access to its service and service is recognized over time.

Note 3 - Disaggregation of Revenue

Disaggregation of Revenue

The Company recognizes revenue when control of the promised products or services is transferred to its customers, in an amount that reflects the consideration the Company expects to be entitled to in exchange for those products or services. The Company derives revenue from software sales. The Company’s revenue from contracts with customers are mainly sourced from the United Kingdom, Switzerland, France, and Italy.

Revenues consisted of the following:

	For the Years Ended June 30,
	2024	2023	2022

Recurring revenue	$202,031	$179,775	$268,121
Non-recurring revenue	134,531	212,073	187,955
Total Revenue	$336,562	$391,848	$456,076

	For the Years Ended June 30,
	2024	2023	2022

Revenue recognized at a point in time (1)	$134,531	$212,073	$187,955
Revenue recognized over time (2)	202,031	179,775	268,121
Total	$336,562	$391,848	$456,076

(1)	Software’s performance obligation is satisfied at a point in time when access to the software is provided to the customer.

(2)	Performance obligation from right to access software sales is satisfied evenly over the service period using a time-based measure because the Company is providing continuous access to its service and service is recognized over time.